Income Tax - Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes and the Provision [Abstract]
Income before income tax				¥ (14,946,387)		¥ (10,440,451)	¥ (2,593,526)
Expected taxation at PRC statutory tax rate				3,736,597		2,610,113	648,382
Impact of preferential tax rates							(543,705)
Non-deductible expenses				267		12,578	2,435
Income tax expenses			¥ 2,629,094	¥ 3,736,864	$ 514,210	¥ 2,622,691	¥ 107,112